Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

VW Credit, Inc. Volkswagen Auto Lease/Loan Underwritten Funding, LLC 2200 Woodland Pointe Avenue Herndon, Virginia 20171	15 November 2021

Re:	Volkswagen Auto Loan Enhanced Trust 2021-1 (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by VW Credit, Inc. (the “Sponsor”), Volkswagen Auto Lease/Loan Underwritten Funding, LLC (the “Depositor”), Wells Fargo Securities, LLC (“Wells Fargo Securities”), J.P. Morgan Securities LLC (“J.P. Morgan”), Santander Investment Securities Inc. (“Santander”) and TD Securities (USA) LLC (“TD Securities,” together with the Sponsor, Depositor, Wells Fargo Securities, J.P. Morgan and Santander, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment sale contracts and/or installment loans that are secured by new and used automobiles, minivans and sport utility vehicles (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files:

i.

Labeled “Account Numbers for EY .xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Base Preliminary Receivables Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains a list of contract identification numbers (each, a “Loan Account Number”) corresponding to certain motor vehicle retail installment sale contracts and/or installment loans that are secured by new and used automobiles, minivans and sport utility vehicles (the “Initial Base Preliminary Receivables”) that are expected to be representative of the Receivables,

ii.

Labeled “Account Numbers for EY—8-31.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Receivables Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains a list of Loan Account Numbers corresponding to certain motor vehicle retail installment sale contracts and/or installment loans that are secured by new and used automobiles, minivans and sport utility vehicles (the “Initial Preliminary Receivables”) that are expected to be representative of the Receivables,

iii.

Labeled “Account Numbers for EY—9-30.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Receivables Schedule,” together with the Initial Base Preliminary Receivables Schedule and Initial Preliminary Receivables Schedule, the “Receivables Schedules”), that the Sponsor, on behalf of the Depositor, indicated contains a list of Loan Account Numbers corresponding to certain motor vehicle retail installment sale contracts and/or installment loans that are secured by new and used automobiles, minivans and sport utility vehicles (the “Preliminary Receivables”) that are expected to be representative of the Receivables,

iv.

Labeled “VALET2021-1_Pool Cut.csv” and the corresponding record layout and decode information, as applicable (the “Initial Sample Receivables Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Initial Sample Receivables (as defined in Attachment A) as of 31 August 2021 (the “Initial Cut-off Date”) and

v.

Labeled “VALET2021-1_Pool Cut for Updated Sample.csv” and the corresponding record layout and decode information, as applicable (the “Updated Sample Receivables Data File,” together with the Initial Sample Receivables Data File, the “Sample Receivables Data Files” and together with the Receivables Schedules, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Sample Receivables (as defined in Attachment A) as of 30 September 2021 (the “Cut-off Date”),

b.	Imaged copies of:

i.

The retail installment sale(s) contract simple finance charge, motor vehicle retail installment sale(s) contract simple finance charge, simple interest vehicle contract for sale and security agreement, retail purchase agreement, credit sale contract, correction letter or other related documents (collectively and as applicable, the “Contract”),

ii.

The certificate of title, title application, vehicle title application, application for registration, application for certificate of title with/without registration, application for title or registration, application for certificate of title, application for registration of new vehicle, certificate of origin for a vehicle, application for certificate of ownership or other related documents (collectively and as applicable, the “Title”),

iii.	Certain printed title details screen shots from the Sponsor’s loan servicing system (as applicable, the “Title Details Screen Shots”),

iv.	The odometer disclosure statement, as applicable (the “Odometer Disclosure Statement”),

v.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and

vi.

The automobile insurance identification card, agreement to provide insurance, agreement to furnish insurance policy, insurance binder, letter of coverage, insurance coverage acknowledgement, financial responsibility identification card, insurance coverage, additional information and verification, auto insurance confirmation or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Contract, Title, Title Details Screen Shots, Odometer Disclosure Statement and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable, as applicable,

c.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Accounting Universe Schedules,” together with the Source Documents, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated contain information, as applicable, relating to the manufacturer’s suggested retail price, used vehicle value, number of days delinquent and current balance of each Sample Receivable,

d.

A schedule and the corresponding record layout and decode information, as applicable (the “Vehicle Model Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle model corresponding to certain Sample Receivables,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Receivables Data Files, which is shown on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sample Receivables Data Files are collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Vehicle Model Mapping File, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Receivables Schedules, Sources, Vehicle Model Mapping File or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Initial Base Preliminary Receivables, Initial Preliminary Receivables, Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 November 2021

Attachment A Page 1 of 4

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 175 Initial Base Preliminary Receivables from the Initial Base Preliminary Receivables Schedule (the “Initial Base Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Base Sample Receivables or the methodology they instructed us to use to select the Initial Base Sample Receivables from the Initial Base Preliminary Receivables Schedule.

2.

For each motor vehicle retail installment sale contract and/or installment loan on the Initial Base Preliminary Receivables Schedule and Initial Preliminary Receivables Schedule, we compared the Loan Account Number, as shown on the Initial Base Preliminary Receivables Schedule, to the corresponding Loan Account Number, as shown on the Initial Preliminary Receivables Schedule, and noted that:

a.	All of the Initial Preliminary Receivables included on the Initial Preliminary Receivables Schedule were included on the Initial Base Preliminary Receivables Schedule,

b.

2,316 of the Initial Base Preliminary Receivables included on the Initial Base Preliminary Receivables Schedule were not included on the Initial Preliminary Receivables Schedule (the “Removed Initial Base Preliminary Receivables”) and

c.	Eight of the Removed Initial Base Preliminary Receivables were Initial Base Sample Receivables (the “Removed Initial Base Sample Receivables”).

3.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected eight Initial Preliminary Receivables from the Initial Preliminary Receivables Schedule that were not Initial Base Sample Receivables (the “Additional Initial Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of the Additional Initial Sample Receivables or the methodology they instructed us to use to select the Additional Initial Sample Receivables from the Initial Preliminary Receivables Schedule.

The Initial Base Sample Receivables (except for the Removed Initial Base Sample Receivables), together with the Additional Initial Sample Receivables, are hereinafter referred to as the “Initial Sample Receivables.”

For the purpose of the procedures described in this report, the 175 Initial Sample Receivables are referred to as Sample Receivable Numbers 1 through 175.

Attachment A Page 2 of 4

4.	For each Initial Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Sample Receivables Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Initial Sample Receivables Data File, as applicable, and subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.

Observed that the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services was named the lien holder, legal owner, secured party or security interest holder (collectively, the “Owner”), as shown on the Title or Title Details Screen Shots, as applicable, or that the Owner had assigned the motor vehicle securing the Initial Sample Receivable to the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services, as shown on the Title or Title Details Screen Shots, as applicable, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

c.	Observed that the Contract contained a truth-in-lending disclosure statement.

d.	Observed that the buyer had an Agreement to Provide Insurance. We performed no procedures to determine the accuracy of the buyer name on the Agreement to Provide Insurance.

e.

Observed that the Contract contained a signature in the buyer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the buyer signature section of such Contract.

f.

Observed that the Contract contained two buyer names or information in the co-buyer section for each Initial Sample Receivable with a co-buyer flag value of “Y,” as shown on the Initial Sample Receivables Data File. We performed no procedures to determine the validity of any information in the co-buyer section of the Contract.

Attachment A Page 3 of 4

5.

For each motor vehicle retail installment sale contract and/or installment loan on the Initial Preliminary Receivables Schedule and Preliminary Receivables Schedule, we compared the Loan Account Number, as shown on the Initial Preliminary Receivables Schedule, to the corresponding Loan Account Number, as shown on the Preliminary Receivables Schedule, and noted that:

a.	6,090 of the Preliminary Receivables included on the Preliminary Receivables Schedule were not included on the Initial Preliminary Receivables Schedule,

b.

2,026 of the Initial Preliminary Receivables included on the Initial Preliminary Receivables Schedule were not included on the Preliminary Receivables Schedule (the “Removed Initial Preliminary Receivables”) and

c.	Six of the Removed Initial Preliminary Receivables were Initial Sample Receivables (the “Removed Initial Sample Receivables”).

The Removed Initial Sample Receivables are Sample Receivable Numbers 34, 54, 80, 114, 130 and 156.

6.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected six Preliminary Receivables from the Preliminary Receivables Schedule that were not Initial Sample Receivables (the “Additional Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Receivables or the methodology they instructed us to use to select the Additional Sample Receivables from the Preliminary Receivables Schedule.

For the purpose of the procedures described in this report, the six Additional Sample Receivables are referred to as Sample Receivable Numbers 176 through 181.

The Initial Sample Receivables, together with the Additional Sample Receivables, are hereinafter referred to as the “Sample Receivables.”

The Initial Sample Receivables (except for the Removed Initial Sample Receivables), together with the Additional Sample Receivables, are the “Final Sample Receivables.”

7.	For each Additional Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Sample Receivables Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Updated Sample Receivables Data File, as applicable, and subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

Attachment A Page 4 of 4

7. (continued)

b.

Observed that the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services was named the Owner, as shown on the Title or Title Details Screen Shots, as applicable, or that the Owner had assigned the motor vehicle securing the Additional Sample Receivable to the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services, as shown on the Title or Title Details Screen Shots, as applicable, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

c.	Observed that the Contract contained a truth-in-lending disclosure statement.

d.	Observed that the buyer had an Agreement to Provide Insurance. We performed no procedures to determine the accuracy of the buyer name on the Agreement to Provide Insurance.

e.

Observed that the Contract contained a signature in the buyer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the buyer signature section of such Contract.

f.

Observed that the Contract contained two buyer names or information in the co-buyer section for each Additional Sample Receivable with a co-buyer flag value of “Y,” as shown on the Updated Sample Receivables Data File. We performed no procedures to determine the validity of any information in the co-buyer section of the Contract.

8.

For the 169 Initial Sample Receivables included on the Updated Sample Receivables Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (except for the remaining term, days delinquent and current principal outstanding balance Sample Characteristics, which the Sponsor, on behalf the Depositor, instructed us not to compare due to passage of time between the Initial Cut-off Date and Cut-off Date), all as show on the Initial Sample Receivables Data File, to the corresponding information, as shown on the Updated Sample Receivables Data File. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Sample Receivables Data Files Field Name	Source(s)	Note(s)
Loan Account Number	PCD_ACCT_NBR	Contract	i.

Vehicle identification number	VIN	Contract

Vehicle manufacturer	VEHICLEMAKE	Contract	ii.

Model year	VEHICLEYR	Contract

Vehicle model	VEHICLESHORTMODEL	Contract	iii.

Origination date	EFFECTIVEDATE	Contract	iv.

Contract loan amount	FINANCEDAMT	Contract

Monthly payment amount	MOPMT	Contract

Original term	ORIGTERM	Contract or System Screen Shots	v.

Contract rate	CONTRACTRATE	Contract

First payment date	FIRST_PMT_DUE_DT	Contract or System Screen Shots	iv., vi.

Garaging state	GARAGINGSTATE	Contract or System Screen Shots	vii.

Origination state	ORIGSTATE	Contract

New/used	NEWUSEDIND	Contract or Odometer Disclosure Statement	viii.

Original maturity date	MATURITYDATE	(a) Contract and recalculation or (b) System Screen Shots	iv., ix.

Approval type	AUTOAPPROVAL	System Screen Shots	x.

FICO score	FICO	System Screen Shots

Remaining term	CURR_REMTERM	Recalculation	xi.

Manufacturer’s suggested retail price	MSRP	Accounting Universe Schedules	xii.

Used vehicle value	USED_VEHICLE_VALUE	Accounting Universe Schedules	xiii.

Days delinquent	DAYSDELINQ	Accounting Universe Schedules

Current principal outstanding balance	PRINCIPALBALANCEUNPAID	Accounting Universe Schedules

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the vehicle manufacturer Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

iii.	For the purpose of comparing the vehicle model Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Contract as the Source, in accordance with the decode information shown on the Vehicle Model Mapping File, as applicable, and

b.	Ignore differences due to abbreviation, truncation or spelling errors.

iv.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 10 days or less.

v.

For the purpose of comparing the original term Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 38), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the original term Sample Characteristic for Sample Receivable Number 38, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

vi.

For the purpose of comparing the first payment date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 38), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the first payment date Sample Characteristic for Sample Receivable Number 38, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the garaging state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 65, 124, 164 and 180), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the garaging state Sample Characteristic for Sample Receivable Numbers 65, 124, 164 and 180, the Sponsor, on behalf of the Depositor, instructed us to:

a. Use the System Screen Shots as the Source and

b. Only consider account activity that occurred on or prior to the Initial Cut-off Date or Cut-off Date, as applicable.

viii.

For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source, subject to the additional instruction in the succeeding paragraph(s) of this note.

For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable with a new/used value, as shown on the Sample Receivables Data Files, that is different than the new/used value, as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a new/used value of:

a.	“N,” as shown on the Sample Receivables Data Files, if the corresponding odometer reading, as shown on the Odometer Disclosure Statement, is less than 10,000 miles and

b.	“U,” as shown on the Sample Receivables Data Files, if the corresponding odometer reading, as shown on the Odometer Disclosure Statement, is greater than or equal to 10,000 miles.

ix.

For the purpose of comparing the original maturity date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 38), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original maturity date by:

a.	Subtracting one month from the original term, as shown on the Contract, and

b.	Adding the number of months obtained in a. to the first payment date, as shown on the Contract (and in accordance with any other applicable note(s)).

For the purpose of comparing the original maturity date Sample Characteristic for Sample Receivable Number 38, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source (and in accordance with any other applicable (note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

x.

For the purpose of comparing the approval type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with an approval type value of:

a.	“N” if the status history is “Recommend: Approve” or “Recommend: Pending” and

b.	“Y” if the status history is “Recommend: Auto Approve,”

all as shown on the System Screen Shots.

xi.	For the purpose of comparing the remaining term Sample Characteristic for each Initial Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term by:

a.	Calculating the difference in months between the:

1.	Current maturity date, as shown on the Initial Sample Receivables Data File, and

2.	Initial Cut-off Date

and

b.	Subtracting one month from the result obtained in a. above.

For the purpose of comparing the remaining term Sample Characteristic for each Additional Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term by:

c.	Calculating the difference in months between the:

1.	Current maturity date, as shown on the Updated Sample Receivables Data File, and

2.	Cut-off Date

and

d.	Subtracting one month from the result obtained in c. above.

xii.

The Sponsor, on behalf of the Depositor, instructed us only to compare the manufacturer’s suggested retail price Sample Characteristic for Sample Receivables with a new/used value of “N,” as shown on the Sample Receivables Data Files.

xiii.

The Sponsor, on behalf of the Depositor, instructed us only to compare the used vehicle value Sample Characteristic for Sample Receivables with a new/used value of “U,” as shown on the Sample Receivables Data Files.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.